Document and Entity Information (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Mar. 30, 2021
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Entity Registrant Name	BioNTech SE
Entity Central Index Key	0001776985
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding		241,521,065
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	2M
Entity File Number	001-39081
Entity Address, Address Line One	An der Goldgrube 12
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Entity Address, Postal Zip Code	D-55131
Entity Address, City or Town	Mainz
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information [Line Items]
Contact Personnel Name	Prof. Ugur Sahin, M.D.
Entity Address, Address Line One	An der Goldgrube 12
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Entity Address, Postal Zip Code	D-55131
City Area Code	+49
Local Phone Number	6131-9084-0
Contact Personnel Email Address	info@biontech.de
Entity Address, City or Town	Mainz
American Depositary Shares, each Representing one ordinary share
Document Information [Line Items]
Trading Symbol	BNTX
Title of 12(b) Security	American Depositary Shares, each Representing one ordinary share
Security Exchange Name	NASDAQ
Ordinary shares, no par value, with national amount attributable to each ordinary share of ?1
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, no par value, with a notional amount attributable to each ordinary share of €1*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true